Expense Example - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Global Credit Fund - Class A
Expense Example:
1 year	$ 474
3 years	653
5 years	852
10 years	1,425
Fidelity Advisor Global Credit Fund - Class M
Expense Example:
1 year	474
3 years	656
5 years	859
10 years	1,446
Fidelity Advisor Global Credit Fund - Class C
Expense Example:
1 year	253
3 years	501
5 years	878
10 years	1,732
Fidelity Advisor Global Credit Fund - Class I
Expense Example:
1 year	51
3 years	171
5 years	305
10 years	694
Fidelity Advisor Global Credit Fund - Class Z
Expense Example:
1 year	42
3 years	139
5 years	247
10 years	$ 562